Fair Value Measurements - Summary of Changes in Fair Value of Company's Level 3 Financial Instruments (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 15,821
Assumed upon Business Combination	8,140
Change in fair value	(3,484)
Conversion and exchange upon Business Combination	(16,747)
Balance	3,730
Convertible Promissory Notes | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	27,128
Change in fair value	156
Settlement	(27,284)
Balance
Legacy Gelesis Preferred Stock Warrants | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	15,821
Change in fair value	926
Conversion and exchange upon Business Combination	(16,747)
Balance
One Srl Call Option | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	2,416
Change in fair value	258
Foreign currency translation (gain)/loss	(51)
Balance	2,623
Earnout Liability | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Recognized upon Business Combination	58,871
Change in fair value	(33,869)
Balance	25,002
Private Placement Warrant Liability | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assumed upon Business Combination	8,140
Change in fair value	(4,410)
Balance	$ 3,730